1
DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2021
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of
Shares Security Description Value
Common Stock - 100.0%
Communication Services - 5.3%
4,606 Alphabet, Inc., Class C
(a)
$ 9,528,110
6,300 Cable One, Inc. 11,518,668
21,046,778
Consumer Discretionary - 7.3%
3,359 Amazon.com, Inc.
(a)
10,393,014
79,100 CarMax, Inc.
(a)
10,493,406
41,206 Dollar General Corp. 8,349,160
29,235,580
Financials - 8.3%
11,817 Markel Corp.
(a)
13,466,890
23,377 Moody's Corp. 6,980,606
36,274 S&P Global, Inc. 12,800,006
33,247,502
Health Care - 24.4%
40,874 Bio-Techne Corp. 15,611,007
65,650 Danaher Corp. 14,776,502
14,128 IDEXX Laboratories, Inc.
(a)
6,912,972
35,734 Illumina, Inc.
(a)
13,724,000
20,552 Intuitive Surgical, Inc.
(a)
15,186,695
8,800 Masimo Corp.
(a)
2,021,008
28,727 Teleflex, Inc. 11,934,919
33,519 Thermo Fisher Scientific, Inc. 15,297,401
8,033 Veeva Systems, Inc., Class A
(a)
2,098,541
97,563,045
Industrials - 14.8%
6,371 CoStar Group, Inc.
(a)
5,236,261
151,186 Fastenal Co. 7,601,632
95,330 HEICO Corp., Class A 10,829,488
19,512 Roper Technologies, Inc. 7,869,970
18,436 TransDigm Group, Inc.
(a)
10,838,893
37,331 Verisk Analytics, Inc. 6,596,014
95,430 Waste Connections, Inc. 10,304,532
59,276,790
Information Technology - 25.8%
32,900 ANSYS, Inc.
(a)
11,171,524
9,695 Atlassian Corp. PLC, Class A
(a)
2,043,318
121,172 Black Knight, Inc.
(a)
8,965,516
84,029 BlackLine, Inc.
(a)
9,108,744
26,500 Brooks Automation, Inc. 2,163,725
20,790 Crowdstrike Holdings, Inc.,
Class A
(a)
3,794,383
47,307 Envestnet, Inc.
(a)
3,416,985
36,566 Guidewire Software, Inc.
(a)
3,716,203
47,844 Mastercard, Inc., Class A 17,034,856
19,760 Okta, Inc.
(a)
4,355,697
59,940 PROS Holdings, Inc.
(a)
2,547,450
67,790 QUALCOMM, Inc. 8,988,276
Shares Security Description Value
Information Technology - 25.8% (continued)
9,520 Twilio, Inc.
(a)
$ 3,244,035
98,384 Visa, Inc., Class A 20,830,844
19,650 Workiva, Inc.
(a)
1,734,309
103,115,865
Materials - 6.4%
51,409 Ecolab, Inc. 11,005,125
86,282 Vulcan Materials Co. 14,560,087
25,565,212
Real Estate - 7.7%
56,581 American Tower Corp. REIT 13,526,254
137,738 CBRE Group, Inc., Class A
(a)
10,896,453
23,823 SBA Communications Corp. REIT 6,612,074
31,034,781
Total Common Stock (Cost $208,459,252) 400,085,553
Investments, at value - 100.0% (Cost
$208,459,252) $ 400,085,553
Other Assets & Liabilities, Net - 0.0% (182,314)
Net Assets - 100.0% $ 399,903,239
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2021
the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 400,085,553
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 400,085,553